Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 18,000	$ 13,930	$ 8,552
Additions for tax positions related to the current year	8,777	4,039	4,116
Foreign currency fluctuation	1,242
Additions for tax positions related to previous years		129	1,987
Subtractions for tax positions related to previous years	(687)
Reduction of reserve for statute expirations	(15)	(98)	(725)
Balance at end of year	$ 28,037	$ 18,000	$ 13,930